Capital and Reserves (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Capital and Reserves [Abstract]
Schedule of issued share capital
	Common Shares Number
	2018	2017
As of January 1	48,373,890	34,329,704
Common shares issued for capital increase with a nominal value of CHF 0.40 each	12,800,000	10,000,000
Adjustment during the Merger:
Issuance of Auris NewCo Shares	6,117,388	—
Cancellation of Auris OldCo Shares	(61,173,890)	—
Common shares issued for capital increase with a nominal value of CHF 0.02 each	17,948,717	—
Shares outstanding after Merger on March 13, 2018	24,066,105	—
Total, as of September 30, 2018	24,066,105	44,329,704

	December 31, 2017		December 31, 2016
	Number	CHF	Number	CHF
Common shares with a nominal value of CHF 0.40 each	48,373,890	19,349,556	34,329,704	13,731,881
Total	48,373,890	19,349,556	34,329,704	13,731,881

	Common Shares (Number)
	2017	2016
As of January 1	34,329,704	34,303,891
Common shares issued or for stock options exercises with a nominal value of CHF 0.40 each
Common shares issued for the follow-on offering with a nominal value of CHF 0.40 each	14,044,186
Restricted shares issue for bonus purposes nominal value of CHF 0.40 each	—	25,813
Total, as of December 31	48,373,890	34,329,704